Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

Contingencies

In the normal course of business, the Company is subject to various legal matters. In the opinion of management, the resolution of such matters will not have a material adverse effect on the Company's consolidated financial statements.

Material Contracts

The Company enters into various license, research collaboration and development agreements which provide for payments to the Company for government grants, fees, cost reimbursements typically with a markup, technology transfer and license fees, and royalty payments on sales.

The Company has two license agreements to maintain exclusive rights to patents. The Company is also required to pay 1% of net sales of products sold to entities other than the U.S. government. In the event of a sublicense, the Company will owe 21% of license fees and must pass through 1% of the sub-licensee's net sales of products sold to entities other than the U.S. government.

The agreements also stipulate minimum annual royalties of $10 for 2012, $20 for 2013, $40 for 2014 and $50 for subsequent years.

FDA Approval

While we believe that the Company's Ekso GT robotic exoskeleton has been appropriately marketed as a Class I 510(k) exempt Powered Exercise Equipment device since February 2012, on June 26, 2014, the FDA announced the creation of a new product classification for Powered Exoskeleton devices. On October 21, 2014, the FDA published the summary for the reclassified Powered Exoskeleton and informed us in writing of the agency's belief that this new product classification applied to the Ekso GT device. This new product classification was designated as being Class II, which requires the clearance of a 510(k). The FDA requested that we file a 510(k) notice to obtain this clearance. Per the FDA's request, we filed that 510(k) notice on December 24, 2014, and this submission is currently under review at the FDA. The Company intends to continue marketing the Ekso robotic exoskeleton under its current Class I registration and listing with its current indications for use until 510(k) clearance is either granted or denied by the FDA or the Company is otherwise notified by the FDA to cease from such activities. The Company believes that in situations where the class of a product has been elevated by FDA, manufacturers are normally granted enforcement discretion by the FDA and given ample time to seek clearance at the new class level. Nonetheless, the FDA may not agree with our decision to continue marketing the device until a 510(k) is cleared. If the FDA disagrees with our decision, we may be required to cease marketing or to recall the products until we obtain clearance or approval, and we may be subject to any of the regulatory fines or penalties identified above.